Revenue - Summary of Changes in Deferred Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	$ 1,357	$ 1,314
Acquisition of businesses	8
Increase in deferred revenue	643	553
Recognised as revenue	(497)	(510)
Exchange and other adjustments	(5)
Deferred revenue ending balance	1,506	1,357
Current			$ 572	$ 490	$ 462
Non-current			934	867	852
Deferred revenue	1,357	1,314	1,506	1,357	1,314
Loyalty programme [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	1,057	1,033
Acquisition of businesses	0
Increase in deferred revenue	540	480
Recognised as revenue	(416)	(456)
Exchange and other adjustments	0
Deferred revenue ending balance	1,181	1,057
Current			491	422
Non-current			690	635
Deferred revenue	1,057	1,033	1,181	1,057	1,033
Other co-brand fees [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	88	100
Acquisition of businesses	0
Increase in deferred revenue	0
Recognised as revenue	(11)	(12)
Exchange and other adjustments	0
Deferred revenue ending balance	77	88
Current			11	11
Non-current			66	77
Deferred revenue	88	100	77	88	100
Application & re-licensing fees [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	163	148
Acquisition of businesses	0
Increase in deferred revenue	36	39
Recognised as revenue	(23)	(24)
Exchange and other adjustments	(1)
Deferred revenue ending balance	175	163
Current			23	24
Non-current			152	139
Deferred revenue	163	148	175	163	148
Other [member]
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	49	33
Acquisition of businesses	8
Increase in deferred revenue	67	34
Recognised as revenue	(47)	(18)
Exchange and other adjustments	(4)
Deferred revenue ending balance	73	49
Current			47	33
Non-current			26	16
Deferred revenue	$ 49	$ 33	$ 73	$ 49	$ 33